ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued payroll and other benefits	$ 2,030,035	$ 2,094,536	$ 1,659,577
D&O insurance financing payable	102,000	33,660
Accrued interest	72,844	437,569	138,605
Accrued professional fees	69,449	104,602	$ 126,384
Other accrued expenses	64,206	67,848
Accrued rent and facilities costs	61,602	24,584
Sublease deposit	19,332
Total accrued expenses and other current liabilities	$ 2,419,468	$ 2,762,799